Capital Structure, Financial Risk and Related Items - Weighted Average Outstanding Warrants (Details) - kr / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants outstanding	988,468	1,413,624	1,423,210	1,518,186
Number of warrants exercisable	346,716	638,248	867,865
Exercise Price 31.75 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 31.75	kr 31.75
Number of warrants outstanding	1,260	5,950
Weighted average remaining contractual life	9 months 15 days	1 year 9 months 15 days
Number of warrants exercisable	1,260	5,950
Exercise Price 40.41 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 40.41	kr 40.41
Number of warrants outstanding	24,290	80,205
Weighted average remaining contractual life	5 months 23 days	1 year 5 months 23 days
Number of warrants exercisable	24,290	80,205
Exercise Price 55.85 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 55.85	kr 55.85
Number of warrants outstanding	125	5,500
Weighted average remaining contractual life	3 months 7 days	1 year 3 months 7 days
Number of warrants exercisable	125	5,500
Exercise Price 220.40 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 220.40	kr 220.40
Number of warrants outstanding	1,045	17,750
Weighted average remaining contractual life	9 months 15 days	1 year 9 months 15 days
Number of warrants exercisable	1,045	17,750
Exercise Price 225.30 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 225.30	kr 225.30
Number of warrants outstanding	2,440	4,625
Weighted average remaining contractual life	5 months 12 days	1 year 5 months 12 days
Number of warrants exercisable	2,440	4,625
Exercise Price 337.40 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 337.40	kr 337.40
Number of warrants outstanding	20,287	50,986
Weighted average remaining contractual life	11 months 16 days	1 year 11 months 16 days
Number of warrants exercisable	20,287	50,986
Exercise Price 466.20 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 466.20	kr 466.20
Number of warrants outstanding	4,150	8,100
Weighted average remaining contractual life	1 year 2 months 27 days	2 years 2 months 27 days
Number of warrants exercisable	4,150	8,100
Exercise Price 623.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 623.50	kr 623.50
Number of warrants outstanding	850	2,575
Weighted average remaining contractual life	1 year 5 months 12 days	2 years 5 months 12 days
Number of warrants exercisable	850	2,575
Exercise Price 636.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 636.50	kr 636.50
Number of warrants outstanding	12,950	21,000
Weighted average remaining contractual life	1 year 9 months 7 days	2 years 9 months 7 days
Number of warrants exercisable	12,950	21,000
Exercise Price 815.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 815.50	kr 815.50
Number of warrants outstanding	7,042	12,449
Weighted average remaining contractual life	2 years 2 months 16 days	3 years 2 months 16 days
Number of warrants exercisable	7,042	8,390
Exercise Price 939.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 939.50	kr 939.50
Number of warrants outstanding	44,675	73,162
Weighted average remaining contractual life	1 year 11 months 9 days	2 years 11 months 9 days
Number of warrants exercisable	44,675	73,162
Exercise Price 962.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 962.00	kr 962.00
Number of warrants outstanding	14,355	14,564
Weighted average remaining contractual life	4 years 5 months 9 days	5 years 5 months 9 days
Exercise Price 1025.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,025.00	kr 1,025.00
Number of warrants outstanding	182,352	206,097
Weighted average remaining contractual life	4 years 11 months 9 days	5 years 11 months 9 days
Exercise Price 1032.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,032.00	kr 1,032.00
Number of warrants outstanding	111,144	131,444
Weighted average remaining contractual life	3 years 11 months 16 days	4 years 11 months 16 days
Number of warrants exercisable	111,144
Exercise Price 1050.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,050.00	kr 1,050.00
Number of warrants outstanding	26,497	27,082
Weighted average remaining contractual life	4 years 8 months 23 days	5 years 8 months 23 days
Exercise Price 1136.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,136.00	kr 1,136.00
Number of warrants outstanding	11,761	18,450
Weighted average remaining contractual life	2 years 9 months 7 days	3 years 9 months 7 days
Number of warrants exercisable	11,761	14,089
Exercise Price 1145.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,145.00	kr 1,145.00
Number of warrants outstanding	63,410	83,287
Weighted average remaining contractual life	2 years 11 months 16 days	3 years 11 months 16 days
Number of warrants exercisable	63,410	62,190
Exercise Price 1147.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,147.50	kr 1,147.50
Number of warrants outstanding	19,290	21,343
Weighted average remaining contractual life	5 years 5 months 5 days	6 years 5 months 5 days
Exercise Price 1155.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,155.00	kr 1,155.00
Number of warrants outstanding	7,959	7,959
Weighted average remaining contractual life	5 years 3 months	6 years 3 months
Exercise Price 1161.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,161.00	kr 1,161.00
Number of warrants outstanding	19,528	19,830
Weighted average remaining contractual life	5 years 2 months 1 day	6 years 2 months 1 day
Exercise Price 1210.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,210.00	kr 1,210.00
Number of warrants outstanding	14,138	14,881
Weighted average remaining contractual life	4 years 3 months 11 days	5 years 3 months 11 days
Exercise Price 1233.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,233.00	kr 1,233.00
Number of warrants outstanding	10,870	13,763
Weighted average remaining contractual life	2 years 5 months 9 days	3 years 5 months 9 days
Number of warrants exercisable	10,870	9,903
Exercise Price 1334.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,334.50	kr 1,334.50
Number of warrants outstanding	54,096	62,848
Weighted average remaining contractual life	5 years 9 months 11 days	6 years 9 months 11 days
Exercise Price 1362.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,362.50
Number of warrants outstanding	33,573
Weighted average remaining contractual life	6 years 2 months 27 days
Exercise Price 1402.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,402.00	kr 1,402.00
Number of warrants outstanding	7,335	8,736
Weighted average remaining contractual life	3 years 2 months 27 days	4 years 2 months 27 days
Number of warrants exercisable	7,335
Exercise Price 1408.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,408.00	kr 1,408.00
Number of warrants outstanding	1,641	5,151
Weighted average remaining contractual life	3 years 5 months 9 days	4 years 5 months 9 days
Number of warrants exercisable	1,641
Exercise Price 1424.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,424.00	kr 1,424.00
Number of warrants outstanding	1,427	1,526
Weighted average remaining contractual life	3 years 1 month 10 days	4 years 1 month 10 days
Number of warrants exercisable	1,053	774
Exercise Price 1427.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,427.00	kr 1,427.00
Number of warrants outstanding	8,400	8,400
Weighted average remaining contractual life	3 years 3 months	4 years 3 months
Number of warrants exercisable	8,400
Exercise Price 1432.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,432.00	kr 1,432.00
Number of warrants outstanding	11,988	17,901
Weighted average remaining contractual life	3 years 9 months 4 days	4 years 9 months 4 days
Number of warrants exercisable	11,988
Exercise Price 1615.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,615.00	kr 1,615.00
Number of warrants outstanding	185,403	195,011
Weighted average remaining contractual life	5 years 11 months 5 days	6 years 11 months 5 days
Exercise Price 1948.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,948.00
Number of warrants outstanding	15,582
Weighted average remaining contractual life	6 years 5 months 5 days
Exercise Price 2317.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,317.00
Number of warrants outstanding	43,641
Weighted average remaining contractual life	6 years 9 months 7 days
Exercise Price 2381.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 2,381.00
Number of warrants outstanding	24,964
Weighted average remaining contractual life	6 years 11 months 16 days
Exercise Price 46.74 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 46.74
Number of warrants outstanding		85,000
Weighted average remaining contractual life		5 months 1 day
Number of warrants exercisable		85,000
Exercise Price 66.60 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 66.60
Number of warrants outstanding		35,500
Weighted average remaining contractual life		11 months 9 days
Number of warrants exercisable		35,500
Exercise Price 67.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 67.50
Number of warrants outstanding		3,250
Weighted average remaining contractual life		9 months 15 days
Number of warrants exercisable		3,250
Exercise Price 68.65 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 68.65
Number of warrants outstanding		3,325
Weighted average remaining contractual life		3 months 22 days
Number of warrants exercisable		3,325
Exercise Price 147.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 147.50
Number of warrants outstanding		1,500
Weighted average remaining contractual life		3 months 18 days
Number of warrants exercisable		1,500
Exercise Price 199.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 199.00
Number of warrants outstanding		1,000
Weighted average remaining contractual life		5 months 12 days
Number of warrants exercisable		1,000
Exercise Price 210.00 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 210.00
Number of warrants outstanding		2,750
Weighted average remaining contractual life		1 year 1 month 10 days
Number of warrants exercisable		2,750
Exercise Price 225.90 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 225.90
Number of warrants outstanding		137,059
Weighted average remaining contractual life		11 months 5 days
Number of warrants exercisable		137,059
Exercise Price 231.50 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 231.50
Number of warrants outstanding		3,665
Weighted average remaining contractual life		9 months 11 days
Number of warrants exercisable		3,665
Exercise Price 1247.22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	kr 1,247.22
Number of warrants outstanding	988,468
Weighted average remaining contractual life	4 years 7 months 6 days
Number of warrants exercisable	346,716
Exercise Price 862.03 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		kr 862.03
Number of warrants outstanding		1,413,624
Weighted average remaining contractual life		4 years 18 days
Number of warrants exercisable		638,248